Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Schedule III - Real Estate and Accumulated Depreciation [Abstract]
Real Estate and Accumulated Depreciation Disclosure [Text Block]

			Costs Capitalized Subsequent		Gross Amount at which Carried at
	Initial Cost (in thousands)		to Acquisition (in thousands)		End of Period (in thousands)(1) (2)
		Building and	Improvements	Carrying		Building and
Property Name	Land	Improvements	(net)	Costs	Land	Improvements	Total
Retail Communities:
Ahwatukee Plaza	$5,126	$4,086	$2	$—	$5,126	$4,088	$9,214
Bellnot Square	1,154	4,638	422		1,154	5,060	6,214
Bissonnet Beltway	415	1,947	454	—	415	2,401	2,816
Centre South	481	1,596	731	—	481	2,327	2,808
Holly Knight	320	1,293	190	—	320	1,483	1,803
Kempwood Plaza	733	1,798	1,087	—	733	2,885	3,618
Lion Square	1,546	4,289	1,732	—	1,546	6,021	7,567
Pinnacle of Scottsdale	6,648	22,466	—	—	6,648	22,466	29,114
Providence	918	3,675	821	—	918	4,496	5,414
Shaver	184	633	12	—	184	645	829
Shops at Starwood	4,093	11,487	—	—	4,093	11,487	15,580
South Richey	778	2,584	450	—	778	3,034	3,812
Spoerlein Commons	2,340	7,296	238	—	2,340	7,534	9,874
SugarPark Plaza	1,781	7,125	352	—	1,781	7,477	9,258
Sunridge	276	1,186	268	—	276	1,454	1,730
Terravita Marketplace	7,171	9,392	57	—	7,171	9,449	16,620
Torrey Square	1,981	2,971	912	—	1,981	3,883	5,864
Town Park	850	2,911	266	—	850	3,177	4,027
Webster Point	720	1,150	337	—	720	1,487	2,207
Westchase	423	1,751	2,787	—	423	4,538	4,961
Windsor Park	2,621	10,482	2,800	—	2,621	13,282	15,903
	$40,559	$104,756	$13,918	$—	$40,559	$118,674	$159,233
Office/Flex Communities:
Brookhill	$186	$788	$289	$—	$186	$1,077	$1,263
Corporate Park Northwest	1,534	6,306	1,093	—	1,534	7,399	8,933
Corporate Park West	2,555	10,267	937	—	2,555	11,204	13,759
Corporate Park Woodland	652	5,330	622	—	652	5,952	6,604
Dairy Ashford	226	1,211	98	—	226	1,309	1,535
Holly Hall	608	2,516	355	—	608	2,871	3,479
Interstate 10	208	3,700	453	—	208	4,153	4,361
Main Park	1,328	2,721	548	—	1,328	3,269	4,597
Plaza Park	902	3,294	1,071	—	902	4,365	5,267
West Belt Plaza	568	2,165	648	—	568	2,813	3,381
Westgate	672	2,776	445	—	672	3,221	3,893
	$9,439	$41,074	$6,559	$—	$9,439	$47,633	$57,072

			Costs Capitalized Subsequent		Gross Amount at which Carried at
	Initial Cost (in thousands)		to Acquisition (in thousands)		End of Period (in thousands)(1) (2)
		Building and	Improvements	Carrying		Building and
Property Name	Land	Improvements	(net)	Costs	Land	Improvements	Total
Office Communities:
9101 LBJ Freeway	$1,597	$6,078	$1,302	$—	$1,597	$7,380	$8,977
Featherwood	368	2,591	482	—	368	3,073	3,441
Pima Norte	1,086	7,162	1,194	517	1,086	8,873	9,959
Royal Crest	509	1,355	189	—	509	1,544	2,053
Uptown Tower	1,621	15,551	3,073	—	1,621	18,624	20,245
Woodlake Plaza	1,107	4,426	1,058	—	1,107	5,484	6,591
Zeta Building	636	1,819	318	—	636	2,137	2,773
	$6,924	$38,982	$7,616	$517	$6,924	$47,115	$54,039
Total Operating Portfolio	$56,922	$184,812	$28,093	$517	$56,922	$213,422	$270,344

The Citadel	$472	$1,777	$967	$—	$472	$2,744	$3,216
Desert Canyon	1,976	1,704	134	—	1,976	1,838	3,814
Gilbert Tuscany Village	1,767	3,233	10	—	1,767	3,243	5,010
The Marketplace at Central	1,305	5,324	529	—	1,305	5,853	7,158
Total - Development Portfolio	$5,520	$12,038	$1,640	$—	$5,520	$13,678	$19,198

Pinnacle Phase II	$1,000	$—	$—	$—	$1,000	$—	$1,000
Shops at Starwood Phase III	1,818	—	—	—	1,818	—	1,818
Total - Property Held for Development	$2,818	$—	$—	$—	$2,818	$—	$2,818

Grand Totals	$65,260	$196,850	$29,733	$517	$65,260	$227,100	$292,360

		Accumulated Depreciation	Date of	Date	Depreciation
Property Name	Encumbrances	(in thousands)	Construction	Acquired	Life
Retail Communities:
Ahwatukee		$35		8/16/2011	5-39 years
Bellnot Square		1,321		1/1/2002	5-39 years
Bissonnet Beltway		1,159		1/1/1999	5-39 years
Centre South		861		1/1/2000	5-39 years
Holly Knight	(3)	732		8/1/2000	5-39 years
Kempwood Plaza	(3)	1,315		2/2/1999	5-39 years
Lion Square	(3)	1,835		1/1/2000	5-39 years
Pinnacle of Scottsdale	(9)	16		12/22/2011	5-39 years
Providence	(3)	1,440		3/30/2001	5-39 years
Shaver		269		12/17/1999	5-39 years
Shops at Starwood		3		12/28/2011	5-39 years
South Richey	(3)	972		8/25/1999	5-39 years
Spoerlein Commons		587		1/16/2009	5-39 years
SugarPark Plaza	(3)	1,383		9/8/2004	5-39 years
Sunridge	(3)	458		1/1/2002	5-39 years
Terravita Marketplace		80		8/8/2011	5-39 years
Torrey Square	(3)	1,559		1/1/2000	5-39 years
Town Park	(3)	1,408		1/1/1999	5-39 years
Webster Point		607		1/1/2000	5-39 years
Westchase		906		1/1/2002	5-39 years
Windsor Park	(4)	2,319		12/16/2003	5-39 years
		$19,265
Office/Flex Communities:
Brookhill	(5)	$280		1/1/2002	5-39 years
Corporate Park Northwest		2,232		1/1/2002	5-39 years
Corporate Park West	(6)	3,194		1/1/2002	5-39 years
Corporate Park Woodland	(7)	2,253	11/1/2000		5-39 years
Dairy Ashford		513		1/1/1999	5-39 years
Holly Hall	(7)	736		1/1/2002	5-39 years
Interstate 10	(7)	2,020		1/1/1999	5-39 years
Main Park	(7)	1,232		1/1/1999	5-39 years
Plaza Park	(7)	1,611		1/1/2000	5-39 years
West Belt Plaza	(7)	1,271		1/1/1999	5-39 years
Westgate	(7)	922		1/1/2002	5-39 years
		$16,264

		Accumulated Depreciation	Date of	Date	Depreciation
Property Name	Encumbrances	(in thousands)	Construction	Acquired	Life
Office Communities:
9101 LBJ Freeway	(8)	$1,579		8/10/2005	5-39 years
Featherwood		1,143		1/1/2000	5-39 years
Pima Norte		751		10/4/2007	5-39 years
Royal Crest		539		1/1/2000	5-39 years
Uptown Tower	(8)	3,544		11/22/2005	5-39 years
Woodlake Plaza	(8)	1,308		3/14/2005	5-39 years
Zeta Building	(5)	789		1/1/2000	5-39 years
		$9,653
Total Operating Portflio		$45,182

The Citadel		$61		9/28/2010	5-39 years
Desert Canyon		29		4/13/2011	5-39 years
Gilbert Tuscany Village		41		6/28/2011	5-39 years
The Marketplace at Central		159		11/1/2010	5-39 years
Total - Development Portfolio		$290

Pinnacle Phase II		$—		12/28/2011	Land - Not Depreciated
Shops at Starwood Phase III	(10)	—		12/28/2011	Land - Not Depreciated
Total - Property Held For Development		$—

Grand Total		$45,472

(1)	Reconciliations of total real estate carrying value for the three years ended December 31, follows:

	( in thousands)
	2011	2010	2009
Balance at beginning of period	$204,954	$192,832	$180,397
Additions during the period:
Acquisitions	82,030	8,878	9,636
Improvements	7,568	4,142	3,770
	89,598	13,020	13,406
Deductions - cost of real estate sold or retired	(2,192)	(898)	(971)
Balance at close of period	$292,360	$204,954	$192,832

(2)	The aggregate cost of real estate (in thousands) for federal income tax purposes is $265,509.

(3)	These properties secure a $21.4 million and a $9.9 million mortgage notes.

(4)	This property secures a $10.0 million mortgage note.

(5)	These properties secure a $1.5 million mortgage note.

(6)	This property secures an $11.2 million mortgage note.

(7)	These properties secure a $26.9 million mortgage note.

(8)	These properties secure a $24.5 million mortgage note.

(9)	This property secures a $14.1 million mortgage note.

(10)	This property secures a $1.4 million mortgage note.